Schedule of Investments (unaudited) May 31, 2019	iShares® Agency Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Foreign Government Obligations(a)

Iraq — 6.5%
Iraq Government AID Bond, 2.15%, 01/18/22	$31,000	$31,066,340

Israel — 9.5%
Israel Government AID Bond
0.00%, 09/15/20(b)	4	3,867
5.50%, 09/18/23	31,346	35,757,636
5.50%, 12/04/23	6,362	7,285,253
5.50%, 04/26/24	734	847,557
5.50%, 09/18/33	914	1,224,861

		45,119,174

Jordan — 0.8%
Hashemite Kingdom of Jordan Government AID Bond, 2.58%, 06/30/22	3,913	3,984,099

Tunisia — 0.8%
Tunisia Government AID Bond, 1.42%, 08/05/21	3,860	3,800,980

Ukraine — 0.1%
Ukraine Government AID Bond, 1.47%, 09/29/21	233	230,111

Total Foreign Government Obligations — 17.7% (Cost: $82,791,778)		84,200,704

U.S. Government Agency Obligations

Financial — 2.5%
Navient Solutions LLC, 0.00%, 10/03/22(b)	7,067	6,497,117
Private Export Funding Corp., Series KK, 3.55%, 01/15/24	5,045	5,365,408

		11,862,525

U.S. Government Agency Obligations — 76.7%
Fannie Mae Principal STRIPS, 0.00%, 03/23/28(b)	100	79,233
Federal Farm Credit Banks
2.35%, 02/12/21	800	804,184
2.54%, 04/05/21	29,000	29,267,380
2.80%, 12/17/21	4,000	4,062,520
2.85%, 09/20/21	5,175	5,263,648
2.88%, 05/26/21	8,000	8,134,720
2.90%, 05/01/30	1,000	1,027,880
3.00%, 10/19/21	600	613,236
3.05%, 11/15/21	900	920,943
3.13%, 12/28/26	2,000	2,100,800
3.17%, 03/07/28	5	5,267
3.35%, 03/23/33	100	105,484
5.13%, 07/09/29	267	325,270
5.41%, 04/17/36	250	330,430
Federal Home Loan Banks
1.38%, 09/28/20	3,690	3,655,867
1.69%, 05/25/21 (Call 08/25/19)	2,820	2,794,366
1.80%, 08/28/20 (Call 08/28/19)	1,500	1,491,555
2.25%, 01/29/21 (Call 07/29/19)	700	699,454
2.30%, 01/26/21 (Call 07/26/19)	700	698,530
2.38%, 03/12/21	1,000	1,006,280
2.50%, 12/10/27	7,480	7,521,065
2.88%, 12/10/21	30,645	31,327,464
2.88%, 09/13/24	1,595	1,654,733
3.00%, 10/12/21	8,800	9,007,416
3.00%, 09/11/26	2,000	2,092,820
3.00%, 03/10/28	4,690	4,895,891

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
3.13%, 12/11/20	$700	$710,507
3.13%, 09/09/22	1,000	1,034,930
3.13%, 06/13/25	1,055	1,111,791
3.13%, 09/12/25	2,165	2,283,577
3.13%, 12/12/25	1,015	1,069,181
3.25%, 06/09/28	1,500	1,601,220
3.38%, 09/08/23	7,000	7,394,170
3.38%, 12/08/23	1,490	1,577,329
3.63%, 03/12/21	750	770,505
4.00%, 09/01/28	810	901,595
5.50%, 07/15/36	2,715	3,743,008
5.63%, 03/14/36	500	686,375
Federal Home Loan Mortgage Corp.
0.00%, 11/29/19(b)	4,227	4,172,599
1.30%, 08/28/19	25	24,931
1.85%, 07/13/20 (Call 07/13/19)	42,800	42,551,760
2.38%, 02/16/21	12,550	12,621,033
6.25%, 07/15/32	700	994,392
6.75%, 03/15/31	2,900	4,173,680
Federal National Mortgage Association
0.00%, 10/09/19(b)	14	13,878
2.25%, 04/12/22(c)	5,500	5,542,735
2.88%, 10/30/20	47,000	47,526,870
5.63%, 07/15/37	394	551,789
6.03%, 10/08/27	1,620	2,068,740
6.09%, 09/27/27	700	889,833
6.21%, 08/06/38	2,166	3,192,359
6.25%, 05/15/29	4,005	5,367,341
6.32%, 12/20/27	292	376,806
6.63%, 11/15/30	1,758	2,489,082
7.13%, 01/15/30	8,110	11,664,856
7.25%, 05/15/30	8,349	12,211,164
Residual Funding Corp. Principal STRIPS
0.00%, 07/15/20(b)	8,991	8,781,150
0.00%, 10/15/20(b)	4,824	4,686,082
0.00%, 01/15/21(b)	3,345	3,220,733
Resolution Funding Corp., Series B, 9.38%, 10/15/20	1,000	1,094,560
Resolution Funding Corp. Interest Strip, 0.00%, 10/15/27(b)	300	242,544
Tennessee Valley Authority
3.88%, 02/15/21	2,002	2,061,499
4.65%, 06/15/35	1,000	1,212,080
5.25%, 09/15/39	5,545	7,355,831
5.88%, 04/01/36	20,800	28,606,448
Series B, 4.70%, 07/15/33	6,821	8,361,386
Tennessee Valley Authority Principal Strip, 0.00%, 11/01/25(b)	200	170,656

		364,997,441

Total U.S. Government Agency Obligations — 79.2% (Cost: $367,768,920)		376,859,966

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Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Agency Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 3.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(d)(e)(f)	14,372	$14,371,597

Total Short-Term Investments — 3.0% (Cost: $14,371,597)		14,371,597

Total Investments in Securities — 99.9% (Cost: $464,932,295)		475,432,267

Other Assets, Less Liabilities — 0.1%		702,434

Net Assets — 100.0%		$476,134,701

(a)	U.S. dollar denominated security issued by foreign domiciled entity.
(b)	Zero-coupon bond.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 05/31/19 (000)	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	20,804	(6,432)	14,372	$14,371,597	$40,449	(a)	$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign Government Obligations	$—	$84,200,704	$—	$84,200,704
U.S. Government Agency Obligations	—	376,859,966	—	376,859,966
Money Market Funds	14,371,597	—	—	14,371,597

	$14,371,597	$461,060,670	$—	$475,432,267

Portfolio Abbreviations — Fixed Income

STRIPS	Separate Trading of Registered Interest & Principal of Securities

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